Investment Gain (Loss) of Trading Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gain (Loss) on Investments [Line Items]
Realized gains from sales of trading securities		$ 222,532	$ 349,338
Unrealized holding gains (losses)		0	252,455
Gains on trading securities	$ 0	$ 222,532	$ 601,793